Investments in equity accounted associates - Statement of Profit or Loss and Other Comprehensive Income (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments in equity accounted associates
Revenue		$ 479,688	$ 434,094	$ 260,892
Loss from operations		18,847	(123,256)	(1,667)
Other comprehensive income/(loss)		(3,338)	(11)	(15)
Total comprehensive income/(loss) for the year, net of tax		$ 10,748	$ (117,433)	$ (736)
MX Capital Ltd
Investments in equity accounted associates
Revenue	$ 2,096
Loss from operations	(17,627)
Other comprehensive income/(loss)	(188)
Total comprehensive income/(loss) for the year, net of tax	$ (18,241)